VANECK INFLATION ALLOCATION ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
EXCHANGE TRADED FUNDS: 99.9% (a)
Energy Select Sector SPDR
Fund 76,090 $ 6,379,386
Global X US Infrastructure
Development ETF † 95,253 3,282,418
iShares Global Infrastructure
ETF † 283,381 13,333,075
iShares Gold Strategy ETF ‡ 145,606 7,915,564
iShares Gold Trust 6,254 244,094
iShares MSCI Global Metals &
Mining Producers ETF † 60,186 2,592,211
Nuveen Short-Term REIT ETF ‡ 110,102 3,399,928
SPDR Gold MiniShares Trust 5,993 245,174
SPDR S&P Oil & Gas
Exploration & Production
ETF † 40,059 5,484,478
VanEck Agribusiness ETF ‡ 45,259 3,447,831
VanEck Commodity Strategy
ETF ‡ 482,612 22,173,801
VanEck Energy Income ETF ‡ 91,761 6,292,373
Number
of Shares Value
VanEck Gold Miners ETF ‡ 81,254 $ 2,519,687
VanEck Merk Gold Trust 905,617 18,076,115
VanEck Oil Services ETF † ‡ 13,988 4,329,566
VanEck Steel ETF ‡ 51,419 3,792,429
Vanguard Real Estate ETF † 59,506 5,257,950
Underline
Total Exchange Traded Funds
(Cost: $110,253,715) 108,766,080
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
17.4%
Money Market Fund: 17.4%
(Cost: $18,879,577)
State Street Navigator
Securities Lending
Government Money Market
Portfolio 18,879,577 18,879,577
Total Investments: 117.3%
(Cost: $129,133,292) 127,645,657
Liabilities in excess of other assets: (17.3)% (18,834,003)
NET ASSETS: 100.0% $ 108,811,654
(a) Each underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://
www.sec.gov.
† Security fully or partially on loan. Total market value of securities on loan is $23,654,249.
‡ Affiliated issuer – as defined under the Investment Company Act of 1940.
Summary of Investments by Sector
Excluding Collateral for Securities Loaned
% of
Investments Value
Gold Bullion 24.3% $ 26,480,947
Diversified Commodities Futures 20.4 22,173,801
Utilities 12.2 13,333,076
Oil Services 9.0 9,814,044
Real Estate Investment Trusts 8.0 8,657,878
Energy 5.9 6,379,385
Exchange Traded Funds 5.8 6,292,373
Steel 3.5 3,792,429
Agribusiness 3.2 3,447,831
Industrials 3.0 3,282,418
Global Metals and Mining 2.4 2,592,211
Gold Mining 2.3 2,519,687
100.0% $ 108,766,080
Transactions in securities of affiliates for the period ended December 31, 2023 :
Value
9/30/2023 Purchases
Sales
Proceeds
Realized Gain
(Loss)
Dividend
Income
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
12/31/2023
iShares Gold
Strategy ETF $–(a) $ 9,039,463 $ (727,275) $ 6,695 $ 1,062,340 $ (766,652) $ 7,915,564
Nuveen Short-
Term REIT ETF 2,705,569 668,919 (397,357) (90,075) 39,160 512,872 3,399,928
VanEck
Agribusiness ETF 2,977,929 688,958 (140,193) 1,333 101,782 (80,196) 3,447,831

VANECK INFLATION ALLOCATION ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
Transactions in securities of affiliates for the period ended December 31, 2023: (continued)
Value
9/30/2023 Purchases
Sales
Proceeds
Realized Gain
(Loss)
Dividend
Income
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
12/31/2023
VanEck Commodity
Strategy ETF 21,047,500 5,357,158 (987,887) 42,121 1,436,059 (3,285,090) 22,173,801
VanEck Energy
Income ETF 5,204,557 1,313,602 (523,204) 16,097(b) 30,906 281,321(c) 6,292,373
VanEck Gold
Miners ETF 5,158,109 907,389 (4,229,775) (798,579) 40,873 1,482,542 2,519,687
VanEck Oil Services
ETF 3,715,736 1,164,235 (171,605) 29,819 59,425 (408,619) 4,329,566
VanEck Steel ETF 2,818,920 710,139 (143,288) 16,520 106,890 390,138 3,792,429
$43,628,320 $ 19,849,863 $ (7,320,584) $ (776,069) $ 2,877,435 $ (1,873,684) $ 53,871,179